SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - Employee Stock Option	12 Months Ended
Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Risk-free rate of return, minimum	0.84%
Contractual life of option	10 years
Expected term	6 years 3 months
Estimated volatility rate	39.00%
Fair value per ordinary share	$ 3.08